CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Preferred Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Total
Balances at Dec. 31, 2015	$ 10,522		$ (410,693)	$ 2,211,901	$ 204,914	$ 548,628	$ 311,396	$ 2,876,668
Balances (in shares) at Dec. 31, 2015	79,115,000		(9,275,000)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 191			31,667				31,858
Issuance of ordinary shares pursuant to stock plans (in shares)	1,429,000
Non-cash stock-based compensation expenses				36,926			36,902	73,828
Repurchase of ordinary shares (Note 18)			$ (26,125)					(26,125)
Repurchase of ordinary shares (Note 18) (in shares)			(332,000)
In-kind distribution of Weibo's shares (Note 15)				316,650		(338,598)	21,948
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests				1,093			5,557	6,650
Settlement of stock-based awards in a subsidiary				11,936			(7,950)	3,986
Net income						225,087	52,221	277,308
Unrealized gain (loss) on available-for-sale securities (Note 4)					(82,050)		1,255	(80,795)
Currency translation adjustments					(62,459)		(9,940)	(72,399)
Balances at Dec. 31, 2016	$ 10,713		$ (436,818)	2,610,173	60,405	435,117	411,389	3,090,979
Balances (in shares) at Dec. 31, 2016	80,544,000		(9,607,000)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 125			808				933
Issuance of ordinary shares pursuant to stock plans (in shares)	946,000
Issuance of preferred shares to New Wave (Note 15)		$ 7						7
Issuance of preferred shares to New Wave (Note 15) (in shares)		7,000
Non-cash stock-based compensation expenses				43,011			48,376	91,387
Repurchase of ordinary shares (Note 18)			$ (47,624)					(47,624)
Repurchase of ordinary shares (Note 18) (in shares)			(473,000)
In-kind distribution of Weibo's shares (Note 15)				522,271		(554,016)	31,745
Non-controlling interests arising from business acquisitions (Note 5)							43,112	43,112
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests				(1,868)			19,382	17,514
Settlement of stock-based awards in a subsidiary				17,678			(15,471)	2,207
Net income						156,569	192,994	349,563
Unrealized gain (loss) on available-for-sale securities (Note 4)					(35,075)		(532)	(35,607)
Currency translation adjustments					65,366		21,892	87,258
Balances at Dec. 31, 2017	$ 10,838	$ 7	$ (484,442)	3,192,073	90,696	37,670	752,887	$ 3,599,729
Balances (in shares) at Dec. 31, 2017	81,490,000	7,000	(10,080,000)					81,489,677
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 123			1,401				$ 1,524
Issuance of ordinary shares pursuant to stock plans (in shares)	921,000
Issuance of ordinary shares pursuant to convertible debt conversion (Note 18)				7				7
Non-cash stock-based compensation expenses				51,548			43,521	95,069
Impact of adoption of new investment guidance | ASU 2014-09						(253)	(324)	(577)
Impact of adoption of new investment guidance | ASU 2016-01						10,267		10,267
Impact of adoption of new guidance for investments in equity securities (Note 4) | ASU 2016-01					(38,710)	38,710
Repurchase of ordinary shares (Note 18)			$ (249,263)					(249,263)
Repurchase of ordinary shares (Note 18) (in shares)			(2,963,000)
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests							(1,341)	(1,341)
Settlement of stock-based awards in a subsidiary				16,766			(15,988)	778
Net income						125,562	300,764	426,326
Currency translation adjustments					(85,209)		(34,438)	(119,647)
Balances at Dec. 31, 2018	$ 10,961	$ 7	$ (733,705)	$ 3,261,795	$ (33,223)	$ 211,956	$ 1,045,081	$ 3,762,872
Balances (in shares) at Dec. 31, 2018	82,411,000	7,000	(13,043,000)					82,410,842